Consolidated Statements of Changes in Shareholders’ (Deficit)/Equity		Ordinary shares CNY (¥) shares		Ordinary shares USD ($) shares		Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Deficit CNY (¥)	Deficit USD ($)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated other comprehensive income/(loss) USD ($)	CNY (¥)	USD ($)
Balance at Mar. 31, 2020		¥ 6,797	[1]			¥ 276,368,115		¥ (1,145,463,897)		¥ 21,768,156		¥ (847,320,829)
Balance (in Shares) at Mar. 31, 2020 | shares	[1]	53,220,905		53,220,905
Shareholders’ contribution		¥ 1,181	[1]			447,681,763						447,682,944
Shareholders’ contribution (in Shares) | shares	[1]	8,606,978		8,606,978
Accretion to redemption value of convertible redeemable preferred shares								(16,610,297)				(16,610,297)
Net loss								(191,826,242)				(191,826,242)
Share-based compensation						76,756,500						76,756,500
Foreign currency translation adjustment										22,455,217		22,455,217
Balance at Mar. 31, 2021		¥ 7,978	[1]			800,806,378		(1,353,900,436)		44,223,373		(508,862,707)
Balance (in Shares) at Mar. 31, 2021 | shares	[1]	61,827,883		61,827,883
Accretion to redemption value of convertible redeemable preferred shares								(130,662,326)				(130,662,326)
Net loss								(106,004,401)				(106,004,401)
Share-based compensation						7,764,448						7,764,448
Foreign currency translation adjustment						(68,808)				38,864,606		38,795,798
Balance at Mar. 31, 2022		¥ 7,978	[1]			808,502,018		(1,590,567,163)		83,087,979		(698,969,188)
Balance (in Shares) at Mar. 31, 2022 | shares	[1]	61,827,883		61,827,883
Accretion to redemption value of convertible redeemable preferred shares								(137,991,697)				(137,991,697)	$ (20,081,159)
Net loss								(145,479,105)				(145,479,105)	(21,170,758)
Share-based compensation		¥ (20)	[1]			3,505,021						3,505,001
Share-based compensation (in Shares) | shares	[1]	(143,750)		(143,750)
Foreign currency translation adjustment										(137,500,062)		(137,500,062)
Conversion of mezzanine equity		¥ 3,007	[1]			1,636,894,077						1,636,897,084
Conversion of mezzanine equity (in Shares) | shares	[1]	21,740,862		21,740,862
Issuance of common stock		¥ 1,332	[1]			216,376,861						216,378,193
Issuance of common stock (in Shares) | shares	[1]	9,633,202		9,633,202
Warrant from business combination						(8,870,007)						(8,870,007)
Additional paid-in capital from business combination						483,066						483,066
Balance at Mar. 31, 2023		¥ 12,297	[1]			¥ 2,656,891,036		¥ (1,874,037,965)		¥ (54,412,083)		¥ 728,453,285	106,007,725
Balance (in Shares) at Mar. 31, 2023 | shares	[1]	93,058,197		93,058,197
Balance (in Dollars) at Mar. 31, 2023 | $				$ 1,790	[1]		$ 386,642,466		$ (272,718,245)		$ (7,918,286)		$ 106,007,725
Balance (in Shares) | shares	[1]	93,058,197		93,058,197

[1]	Gives retroactive effect to reflect the reorganization in February 2021 and business combination in March 2023.